Financial instruments (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial instruments [Line Items]
Trade and other current receivables	$ 464,855	$ 446,875
Non-current trade receivables	2,275	1,912
Trade and other receivables	467,130	448,787
Trade and other receivables [Member]
Financial instruments [Line Items]
Current trade receivables	429,150	412,321
Current prepayments	16,147	16,177
Other current receivables	19,558	18,377
Trade and other current receivables	464,855	446,875
Non-current trade receivables	0	0
Non-current prepayments	0	0
Other non-current receivables	2,275	1,912
Trade and other non-current receivables	2,275	1,912
Trade receivables	429,150	412,321
Prepayments	16,147	16,177
Other Receivables	21,833	20,289
Trade and other receivables	$ 467,130	$ 448,787